NOTE 5 - LEASES: Lessee, Operating Lease, Disclosure (Tables)	Dec. 31, 2022
Tables/Schedules
Lessee, Operating Lease, Disclosure
2023	$ 68,042
2024	$ 70,883
2025	$ 5,926
Total	$ 144,851